SIGNIFICANT ACCOUNTING POLICIES	12 Months Ended
Dec. 31, 2012
SIGNIFICANT ACCOUNTING POLICIES [Abstract]
SIGNIFICANT ACCOUNTING POLICIES
NOTE 2:-	SIGNIFICANT ACCOUNTING POLICIES

The consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the U.S. ("U.S. GAAP"), applied on a consistent basis, as follows:

a.	Use of estimates:

The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. The Company's management believes that the estimates, judgment and assumptions used are reasonable based upon information available at the time they are made. As applicable to these consolidated financial statements, the most significant estimated and assumptions are employed in estimates used in determining values of intangible assets, stock-based compensation costs, financial instruments with no observable market quotes, as well as in estimates used in applying the revenue recognition policy , allowance for doubtful accounts, income taxes and valuation allowance and contingent liabilities . Actual results could differ from those estimates.

b.	Principles of consolidation:

The consolidated financial statements include the accounts of the Company and its subsidiaries. Intercompany balances and transactions including profit from intercompany sales not yet realized outside the Company, have been eliminated upon consolidation.

c.	Financial statements in United States dollars:

A substantial portion of the Company's costs is incurred in U.S. dollars ("dollars"). Some of the revenues of the Company are generated in dollars". The majority of the Company's financing is in dollars. The Company's management believes that the dollar is the currency of the primary economic environment in which the Company and its subsidiaries operate. Thus, the functional and reporting currency of the Company and certain of its subsidiaries is dollar.

Accordingly, monetary accounts maintained in currencies other than the dollar are remeasured into dollars in accordance with ASC 830, "Foreign Currency Matters". All transaction gains and losses of the remeasurement of monetary balance sheet items are reflected in the statement of operations as financial income or expenses, as appropriate.

For those subsidiaries whose functional currency has been determined to be their local currency, assets and liabilities are translated at year-end exchange rates and statement of operations items are translated at average exchange rates prevailing during the year. Related translation adjustments are recorded as a separate component of accumulated other comprehensive income in changes in shareholders' equity.

d.	Cash equivalents:

Cash equivalents are short-term highly liquid investments that are readily convertible to cash with original maturities of three months or less, at the date acquired.

e.	Restricted deposits:

Restricted cash is primarily invested in short term and long term deposits. For more information refer to Note 10c.

f.	Long-term assets:

Consist mainly of long-term prepaid expenses for motor vehicle and office leasing.

g.	Property and equipment, net:

Property and equipment are stated at cost, net of accumulated depreciation. Depreciation is computed by the straight-line method over the estimated useful lives of the assets at the following annual rates:

Years

Computers and peripheral equipment	3
Office furniture and equipment	7 - 10 (mainly 10 years)
Leasehold improvements	Over the shorter of the lease term or useful economic life

h.	Impairment of long-lived assets:

The Company's long-lived assets are reviewed for impairment in accordance with ASC 360 "Property, Plant and Equipment, whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable. Recoverability of assets to be held and used is measured by a comparison of the carrying amount of an asset (or asset group) to the future undiscounted cash flows expected to be generated by the asset (asset group). If such assets are considered to be impaired, the impairment to be recognized is measured by the amount by which the carrying amount of the assets exceeds the fair value of the assets. The loss is allocated to the long-lived assets of the Company on a pro rata basis using the relative carrying amounts of those assets, except that the loss allocated to an individual long-lived asset of the Company will not reduce the carrying amount of that asset below its fair value whenever that fair value is determinable.

During 2010, 2011 and 2012, no impairment losses had been identified for property and equipment.

i.	Goodwill and Intangible assets:

Goodwill is measured as the excess of the cost of an acquired company over the sum of the amounts assigned to tangible and identifiable intangible assets acquired less liabilities assumed. Goodwill is not amortized, but rather reviewed for impairment at least annually at the reporting unit level.  The Company has elected to perform its analysis of goodwill at the end of the fourth quarter of the year, or more frequently if impairment indicators are present. The goodwill impairment test under ASC 350, "Intangible, Goodwill and Other", involves a two-step approach. Under the first step, the Company determines the fair value of each reporting unit to which goodwill has been assigned. The Company operates in one operating segment, and this segment comprises its only reporting unit.

The Company estimates the fair value of the reporting unit by using discounted cash flows and market capitalization. Significant estimates used in the evaluation include estimates of future cash-flows, future short-term and long-term growth rates, and weighted average cost of capital for the reporting unit.

In accordance with ASC 350,  if the fair value of the reporting unit exceeds the carrying value, no impairment loss is recognized. If the carrying value exceeds the fair value, the goodwill of the reporting unit is considered potentially impaired and it is reduced to its implied fair value through an adjustment to the goodwill balance, resulting in an impairment charge. During 2010, 2011 and 2012, no impairment losses were identified.

Intangible assets are comprised of acquired technology, customer relations, brand name, and domain name. Definite-lived intangible assets are amortized using the straight-line method over their estimated useful life. Acquired technology, customer relations, brand name and domain name are amortized on a straight-line basis over a period of 4 to 5 years.

The carrying amount of these assets to be held and used is reviewed whenever events or changes in circumstances indicate that the carrying value of an asset may not be recoverable. Recoverability of these assets is measured by comparison of the carrying amount of each asset (or asset group) to the future undiscounted cash flows the asset (or asset group) is expected to generate. If the asset is considered to be impaired, the amount of any impairment is measured as the difference between the carrying value and the fair value of the impaired asset. During 2010, 2011 and 2012, no impairment losses were identified.

j.	Convertible debentures:

The Company adopted ASC 825, "Financial Instruments" as of the beginning of 2008 and irrevocably elected to apply the fair value option to its convertible debentures. The primary reasons for electing the fair value option were simplification and cost-benefit considerations as well as expansion of use of fair value measurement consistent with the FASB's long-term measurement objectives for accounting for financial instruments. The fair value of the debentures is determined according to its quoted market price in TASE.

As of December 31, 2012, the Company doesn't have convertible debentures.

k.	Investments in affiliates:

The Company uses the cost method of accounting for its investments in investees over which it does not exercise significant influence. Under the cost method of accounting, investments are carried at cost and are only adjusted for other-than-temporary declines in fair value and distributions of earnings.

The Company's investment in the affiliated company is reviewed for impairment whenever events or changes in circumstances indicate that the carrying amount of an investment may not be recoverable.

The Company holds, through one of its subsidiaries, 23.37% in Asiasoft Hong Kong Ltd ("AS HK"). AS HK is a Hong Kong registered company which sells computer software, peripherals and provides software related services.

In 2009, The Company determined that it is unable to recover the carrying amount of the investments in AS HK and accordingly the Company written off the investment.

During 2010, AS HK signed an agreement to sell its activity to another company for total consideration between $ 1,300 and $ 1,900 which will be determined based on certain conditions as described in the agreement. In December 2010, the Company received an advance in the amount of $ 369. As of December 31, 2012 the Company did not receive additional payment and the sell was not completed. Accordingly, the advance payment is recorded in other account payable.

Until May 2011 the Company also held through ASG 30% in Asiasoft (M) Sdn Bhd ("AS M"), a Malaysian registered company which sells information system products and related services.

In 2009, The Company determined that it is unable to recover the carrying amount of the investments in AS M and accordingly the Company written off the investment.

During May 2011 the Company decided to waive its holding in AS M and transferred its holdings for no proceed to another party. Due to the fact that the investment book value was amounted to $ 0 at the time no gain or loss was recorded in connection with this transaction.

l.	Revenue recognition:

The Company derives its revenues mainly from sales of products and services. Product revenues include mainly sales of software Revenues from services include maintenance and technical support, consulting and training.

The Company accounts for software sales in accordance with ASC 985-605, "Software Revenue Recognition ". ASC 985-605 generally requires revenues earned from software arrangements involving multiple elements to be allocated to each element based on the relative fair values of the elements determined by the vendor's specific objective evidence ("VSOE") of fair value. Revenues are allocated under the "residual method" when VSOE of fair value exists for all undelivered elements and VSOE of fair value does not exist for all of the delivered elements, and when all ASC 985-605 criteria for revenue recognition are met.

Revenue from license fees is recognized when persuasive evidence of an arrangement exists, delivery has occurred, the fee is fixed or determinable, and collectability is probable.

Maintenance and support revenue are deferred and recognized on a straight-line basis over the term of the maintenance and support agreement.

Arrangements that include professional services is evaluated to determine whether those services are essential to the functionality of other elements of the arrangement.

The VSOE of fair value of the undelivered elements (maintenance and support) included in multiple element arrangements is determined based on the price charged for the undelivered element when sold separately or renewed.

For non-typical hardware sales, included in software arrangements, in 2011, the Company adopted, on a prospective basis, the Financial Accounting Standards Board ("FASB") Accounting Standards Update ("ASU") No. 2009-13, Topic 605 - Multiple-Deliverable Revenue Arrangements ("ASU 2009-13").  ASU 2009-13 changes the requirements for establishing separate units of accounting in a multiple element arrangement and requires the allocation of arrangement consideration to each deliverable to be based on the relative selling price. The adoption did not have a significant impact on the Company's net revenues for the year ended December 31, 2011, than the net revenues that would have been recorded under the previous accounting rules.

Amounts recognized as revenue in advance of contractual billing are recorded as unbilled receivables.

Deferred revenues represent unearned amounts received under technical support and maintenance arrangements that are paid by customers and not yet recognized as revenues.

The Company generally does not grant a right of return to its customers.

m.	Research and development costs:

Research and development costs are charged to the statement of operations as incurred. ASC 985-20 requires capitalization of certain software development costs subsequent to the establishment of technological feasibility.

Based on the Company's product development process, technological feasibility is established upon completion of a working model. Costs incurred by the Company between completion of the working model and the point at which the products are ready for general releases were insignificant. Therefore, all research and development costs have been expensed.

n.	Royalty and non-royalty bearing grants:

Royalty-bearing grants from the Government of Israel for funding approved research and development projects are recognized at the time the Company is entitled to such grants, on the basis of the costs incurred and included as a reduction in research and development costs.

Grants are only recognized once there is reasonable assurance that the Company will comply with conditions attached to the grant and the grant will be received. Such grants are recorded as a reduction on related research and development costs since, when received, those are not probable to be repaid.

o.	Accounting for share-based compensation:

At December 31, 2012, the Company has one stock-based employee compensation plan, which is described more in Note 12.

The Company accounts for equity-based compensation in accordance with FASB ASC No. 718, "Stock Compensation" ("ASC 718").  ASC 718 requires companies to estimate the fair value of equity-based payment awards on the date of grant using an option-pricing model. The value of the portion of the award that is ultimately expected to vest is recognized as an expense over the requisite service periods in the Company's consolidated statement of Comprehensive income.

The Company recognizes compensation expenses for the value of its awards (that carry no market or performance conditions), which have graded vesting based on the straight-line method over the requisite service period of each of the awards, net of estimated forfeitures. Estimated forfeitures are based on actual historical pre-vesting forfeitures.

The Company estimates the fair value of stock options granted using the Monte-Carlo option-pricing model. The Monte-Carlo Simulation for option pricing requires a number of assumptions, of which the most significant are the suboptimal exercise factor and expected stock price volatility. The suboptimal exercise factor is estimated using historical option exercise information. The suboptimal exercise factor is the ratio by which the stock price must increase over the exercise price before employees are expected to exercise their stock options. The expected life of employee stock options is a derived output of this assumption from the Monte-Carlo Simulation.

Expected volatility is based upon actual historical stock price movements over the most recent periods. Expected volatility is calculated as of the grant dates for different periods, since the Monte-Carlo Simulation is used for different expected volatilities for different periods.

The Company has historically not paid dividends. The risk-free interest rate is based on the yield from U.S. Treasury zero-coupon bonds with an equivalent term and calculated for different periods that are in line with the expected volatility periods.

The fair value of the Company's stock options granted to employees and directors was estimated using the following assumptions:

	Year ended December 31,
	2010	2011	2012

Dividend yield	0%	0.08%	0%
Expected volatility	70.82%	67.8%-68.13%	64.1%
Risk-free interest rate	2.4%	1.89%-1.97%	1%
Contractual term of up to	9 years	10 years	10 years
Suboptimal exercise multiple- employees	2.30	1.62	1.62
Suboptimal exercise multiple- management	2.59	2.35	-

During the years ended December 31, 2010, 2011 and 2012, the Company recognized share-based compensation expense related to employee stock options in the amount of $ 141, $ 214 and $ 346, respectively, as follows:

	Year ended December 31,
	2010	2011	2012

Cost of revenues	$-	$-	$64
Research and development, net	-	6	23
Selling and marketing	-	28	57
General and administrative	141	180	202

Total share-based compensation expense	$141	$214	$346

The Company applies ASC 718 and ASC 505-50, "Equity-Based Payments to Non-Employees" with respect to options and warrants issued to non-employees. Accordingly, the Company uses Geometric Brownian Motion Model valuation in a Monte Carlo simulations measure the fair value of the options and warrants at the measurement date as defined in ASC 505-50.

p.	Basic and diluted net earnings (loss) per share:

Basic net earnings (loss) per share are computed based on the weighted average number of Ordinary shares outstanding during each year. Diluted net earnings per share are computed based on the weighted average number of Ordinary shares outstanding during each year, plus the dilutive potential of Ordinary shares considered outstanding during the year, in accordance with ASC 260, "Earnings Per Share".

Part of the outstanding stock options has been excluded from the calculation of the diluted net earnings (loss) per share because such securities are anti-dilutive for 2010, 2011 and 2012. The weighted average number of shares related to the outstanding options and convertible debentures excluded from the calculations of diluted net earnings (loss)   per share was, 1,721,505, 246,662 and 19,500 for the years ended December 31, 2010, 2011 and 2012, respectively.

q.	Income taxes:

The Company account for income taxes in accordance with ASC 740, "Income Taxes". This Statement prescribes the use of the liability method whereby deferred tax assets and liability account balances are determined based on differences between financial reporting and tax bases of assets and liabilities and are measured using the enacted tax rates and laws that will be in effect when the differences are expected to reverse. The Company provide a valuation allowance, if necessary, to reduce deferred tax assets to their estimated realizable value if it is more likely than not that some portion or all of the deferred tax asset will not be realized.

The Company accounts for uncertain tax positions in accordance with the provisions of ASC No. 740 "Income Taxes". This accounting guidance addresses the determination of whether tax benefits claimed or expected to be claimed on a tax return should be recorded in the financial statements, under which a Company may recognize the tax benefit from an uncertain tax position only if it is more likely than not that the tax position will be sustained on examination by the taxing authorities, based on the technical merits of the position. The tax benefits recognized in the financial statements from such a position should be measured based on the largest benefit that has a greater than fifty percent likelihood of being realized upon ultimate settlement. Accordingly, the Company reports a liability for unrecognized tax benefits resulting from uncertain tax positions taken or expected to be taken in a tax return. The Company recognizes interest and penalties, if any, related to unrecognized tax benefits in income tax expense.

r.	Concentrations of credit risk:

Financial instruments which potentially subject the Company to concentration of credit risk consist principally of cash and cash equivalents and trade receivables.

The Company's cash, cash equivalents and restricted deposits are invested primarily in deposits with major banks worldwide; however, such cash and cash equivalents in the United States may be in excess of insured limits and are not insured in other jurisdictions. Management believes that the financial institutions that hold the Company's investments are institutions with high credit standing, and accordingly, low credit risk exists with respect to these investments.

Trade receivables of the Company are derived from sales to customers located primarily in the U.S., Europe, Japan, and the Far East. The Company performs ongoing credit evaluations of its customers. An allowance for doubtful accounts is determined with respect to those amounts that the Company has determined to be doubtful of collection.

s.	Severance pay:

The Company's liability for severance pay is calculated pursuant to Israel's Severance Pay Law, based on the most recent salary of the employees multiplied by the number of years of employment, as of the balance sheet date. Employees are entitled to one month's salary for each year of employment or a portion thereof. The Company's liability for all of its employees in Israel is fully provided by monthly deposits with insurance policies and by an accrual. The value of these policies is recorded as an asset in the Company's balance sheet.

The deposited funds include profits accumulated up to the balance sheet date. The deposited funds may be withdrawn only upon the fulfillment of the obligation pursuant to Israel's Severance Pay Law or labor agreements. The value of the deposited funds is based on the cash surrendered value of these policies, and includes immaterial profits.

Severance expenses for the years ended December 31, 2010, 2011 and 2012 amounted to approximately $ 147, $ 229 and $ 167, respectively.

t.	Fair value of financial instruments:

The following methods and assumptions were used by the Company in estimating their fair value disclosures for financial instruments:

The carrying amounts of cash and cash equivalents, trade receivables and other accounts receivable, short-term bank credit, trade payables and other accounts payable approximate their fair value due to the short-term maturity of these instruments.

Fair value is an exit price, representing the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants. As such, fair value is a market-based measurement that should be determined based on assumptions that market participants would use in pricing an asset or a liability.

As a basis for considering such assumptions, ASC 820, "Fair Value Measurements and Disclosures" establishes a three-tier value hierarchy, which prioritizes the inputs used in the valuation methodologies in measuring fair value:

Level 1 -	Observable inputs that reflect quoted prices (unadjusted) for identical assets or liabilities in active markets.

Level 2 -
Observable inputs, other than quoted prices included in Level 1, such as quoted prices for similar assets and liabilities in active markets; quoted prices for identical or similar assets and liabilities in markets that are not active; or other inputs that are observable or can be corroborated by observable market data

Level 3 -
Unobservable inputs which are supported by little or no market activity and that are significant to the fair value of the assets and liabilities. This includes certain pricing models, discounted cash flow methodologies and similar techniques that use significant unobservable inputs

The fair value hierarchy also requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value.

u.	Comprehensive income:

The Company accounts for comprehensive income (loss) in accordance with ASC 220 "Comprehensive Income". ASC 220 establishes standards for the reporting and display of comprehensive income and its components in a full set of general purpose financial statements. Comprehensive income (loss) generally represents all changes in shareholders' equity during the period except those resulting from investments by, or distributions to, shareholders. The Company determined that its item of comprehensive income (loss) relate to foreign currency translation adjustments.

The Company presents total comprehensive income (loss) in accordance with ASU No. 2011-05, Topic 220 - Presentation of Comprehensive Income ("ASU 2011-05") and ("ASU") No. 2011-12, Topic 220 - Comprehensive Income ("ASU 2011-12"). ASU 2011-05 requires an entity to present, the components of net income, and the components of other comprehensive income either in a single continuous statement of comprehensive income or in two separate but consecutive statements and eliminates the option to present the components of other comprehensive income as part of the statement of changes in stockholders' equity. The Company chose to present the components of net income and other comprehensive income in a single continuous statement of comprehensive income.